Product Warranties - Narrative (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantees [Abstract]
Standard product warranty, low end of range (in months)	12 months	12 months
Standard product warranty, high end of range (in months)	60 months	60 months
Deferred revenue included in other current and non-current liabilities	$ 5.5	$ 5.7	$ 5.4
Product warranties	$ 31.1	$ 34.3	$ 36.0